Other Financial Liabilities	12 Months Ended
Dec. 31, 2021
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Other Financial Liabilities
NOTE 25. OTHER FINANCIAL LIABILITIES

The account breaks down as follows as of the indicated dates:

	12.31.21	12.31.20
Creditors for Purchase to be Settled	30,874,858	497,799
Collections and Other Transactions on Behalf of Third Parties	14,934,005	16,713,307
Obligations for Purchase Financing	132,432,870	113,133,935
Creditors for Purchase of Foreign Currency to be Settled	3,048,154	764,106
Accrued Fees Payable	862,462	918,409
Sundry Items Subject to Minimum Cash	1,156,598	1,886,494
Sundry Items not Subject to Minimum Cash	7,514,509	5,634,324
Financial Liabilities for guarantees and sureties granted (financial guarantee contracts)	343,568	752,989
Cash or equivalents for purchases or cash sales to be settled	100,842	15,778
Lease Liabilities	4,381,601	6,586,196
Other Financial Liabilities	9,701	268,505

Total	195,659,168	147,171,842

The breakdown of Other Financial Liabilities per remaining terms is detailed in Schedule I.